Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding | shares	473,051
Remaining contract life in years, Outstanding options	7 years 4 months 2 days
Number outstanding, Weighted average exercise price	$ 87.88
Number exercisable | shares	290,487
Remaining contract life in years, Exercisable options	6 years 2 months 19 days
Number exercisable, Weighted average exercise price	$ 71.76
$16.31-$19.96
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	16.31
Shares authorized under stock option plans, exercise price range, upper range limit	$ 19.96
Number outstanding | shares	20,800
Remaining contract life in years, Outstanding options	3 years 1 month 21 days
Number outstanding, Weighted average exercise price	$ 16.31
Number exercisable | shares	20,800
Remaining contract life in years, Exercisable options	3 years 1 month 21 days
Number exercisable, Weighted average exercise price	$ 16.31
$44.70-$49.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	44.70
Shares authorized under stock option plans, exercise price range, upper range limit	$ 49.60
Number outstanding | shares	28,830
Remaining contract life in years, Outstanding options	3 years 4 months 17 days
Number outstanding, Weighted average exercise price	$ 45.60
Number exercisable | shares	28,830
Remaining contract life in years, Exercisable options	3 years 4 months 17 days
Number exercisable, Weighted average exercise price	$ 45.60
$51.67 - $59.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	51.67
Shares authorized under stock option plans, exercise price range, upper range limit	$ 59.01
Number outstanding | shares	19,524
Remaining contract life in years, Outstanding options	1 year 8 months 16 days
Number outstanding, Weighted average exercise price	$ 54.73
Number exercisable | shares	19,524
Remaining contract life in years, Exercisable options	1 year 8 months 16 days
Number exercisable, Weighted average exercise price	$ 54.73
$67.00 - $69.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	67.00
Shares authorized under stock option plans, exercise price range, upper range limit	$ 69.18
Number outstanding | shares	88,058
Remaining contract life in years, Outstanding options	6 years 9 months 18 days
Number outstanding, Weighted average exercise price	$ 68.44
Number exercisable | shares	88,058
Remaining contract life in years, Exercisable options	6 years 9 months 18 days
Number exercisable, Weighted average exercise price	$ 68.44
$72.95 - $94.87
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	72.95
Shares authorized under stock option plans, exercise price range, upper range limit	$ 94.87
Number outstanding | shares	133,275
Remaining contract life in years, Outstanding options	7 years 6 months 29 days
Number outstanding, Weighted average exercise price	$ 90.77
Number exercisable | shares	133,275
Remaining contract life in years, Exercisable options	7 years 6 months 29 days
Number exercisable, Weighted average exercise price	$ 90.77
$113.36-$126.46
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	113.36
Shares authorized under stock option plans, exercise price range, upper range limit	$ 126.46
Number outstanding | shares	182,564
Remaining contract life in years, Outstanding options	9 years 1 month 17 days
Number outstanding, Weighted average exercise price	$ 113.51